Information by Segment - By Geographic Area (Details) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Total non current assets	$ 512,761	$ 509,225
Mexico and Central America
Disclosure of geographical areas [line items]
Total non current assets	330,720	325,771
Mexico
Disclosure of geographical areas [line items]
Total non current assets	313,570	306,649
United States
Disclosure of geographical areas [line items]
Total non current assets	25,989	26,567
South America
Disclosure of geographical areas [line items]
Total non current assets	122,991	122,915
Brazil
Disclosure of geographical areas [line items]
Total non current assets	64,972	64,208
Colombia
Disclosure of geographical areas [line items]
Total non current assets	20,898	20,185
Argentina
Disclosure of geographical areas [line items]
Total non current assets	4,982	5,746
Chile
Disclosure of geographical areas [line items]
Total non current assets	24,237	24,384
Uruguay
Disclosure of geographical areas [line items]
Total non current assets	2,583	2,345
Ecuador
Disclosure of geographical areas [line items]
Total non current assets	3,994	4,592
Peru
Disclosure of geographical areas [line items]
Total non current assets	1,325	1,455
Europe
Disclosure of geographical areas [line items]
Total non current assets	$ 33,061	$ 33,972